Trade payables and accruals (Tables)	12 Months Ended
Dec. 31, 2021
Trade Payables And Accruals
Schedule of trade and other payables

Trade payables and accruals include the following:

€ in thousand	As at December 31,
	2021	2020
Trade payables	16,035	24,898
Accrued expenses	52,084	11,314
Balance as at December 31	68,119	36,212
Less non-current portion	—	—
Current portion	68,119	36,212